[DECHERT LLP LETTERHEAD]
January 22, 2010
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Larry Greene, Esq.

Re:	Preliminary Proxy Materials for Morgan Stanley High Yield Fund, Inc. (the “Fund”)
Dear Mr. Greene:
Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Shareholders. No filing fee is required in connection with this filing.
If you have any questions regarding the foregoing, please contact the undersigned at (212) 698-3529 or Allison Harlow Fumai at (212) 698-3526.

Very truly yours,

/s/ Stuart Strauss

Enclosures